Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities

The primary components of the net deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows (in thousands):

	December 31,
Deferred tax assets/(liabilities):	2022	2021
Net operating loss carryforwards	$12,408	$12,000
Capital loss carryforwards	3,120	3,120
Research and development credit carryforwards	1,138	1,426
Patents and fixed assets	879	901
Stock-based compensation	643	690
Capitalized Research Expenses	211	-
Other, net	62	80
Valuation allowance	(18,461)	(18,217)
Total net deferred tax assets	$-	$-

Schedule of Income Tax Rate Reconciliation

Income taxes differed from the amounts computed by applying the U.S. federal income tax rate indicated to pretax losses from operations as a result of the following:

	December 31,
	2022	2021
Computed tax benefit at federal statutory rate	21%	21%
Research and development and other credits	1%	1%
State tax benefit, net of effect on federal income taxes	(7)%	14%
Permanent differences	-%	(1)%
Stock Based Compensation	(2)%	-%
Loss and deconsolidation of LifeMap Sciences	-%	(31)%
Debt finance equity costs	(6)%	-%
Return to provision & other adjustments	(5)%	-%
Change in valuation allowance	(2)%	(4)%
	-%	-%

Schedule of Unrecognized Tax Benefits

	December 31,
	2022	2021
Balance at January 1	$-	$-
Additions for tax positions related to the current year	23	-
Additions for tax positions related to prior years	356	-
Reductions for tax positions related to prior years	-	-
Reductions related to settlements	-	-
Reductions related to a lapse of statute	-	-
Balance at December 31	$379	$-